Estimated Fair Value of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Carrying amount Levels 1 or 2 USD ($)	Mar. 31, 2012 Carrying amount Levels 1 or 2 JPY (¥)	Mar. 31, 2011 Carrying amount Levels 1 or 2 JPY (¥)	Mar. 31, 2012 Carrying amount Level 2 USD ($)	Mar. 31, 2012 Carrying amount Level 2 JPY (¥)	Mar. 31, 2011 Carrying amount Level 2 JPY (¥)	Mar. 31, 2012 Fair value Levels 1 or 2 USD ($)	Mar. 31, 2012 Fair value Levels 1 or 2 JPY (¥)	Mar. 31, 2011 Fair value Levels 1 or 2 JPY (¥)	Mar. 31, 2012 Fair value Level 2 USD ($)	Mar. 31, 2012 Fair value Level 2 JPY (¥)	Mar. 31, 2011 Fair value Level 2 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments (see Note 16)	$ 306,402	¥ 25,125,000	¥ 33,555,000				$ 306,365	¥ 25,122,000	¥ 33,555,000
Investments (see Note 16)	228,866	18,767,000	16,670,000				228,829	18,764,000	16,630,000
Long-term time deposits				183	15,000	11,000				183	15,000	11,000
Long-term indebtedness including current maturities				(341)	(28,000)	(549,000)				(341)	(28,000)	(550,000)
Assets (see Note 16)				1,573	129,000	45,000				1,573	129,000	45,000
Liabilities (see Note 16)				$ (3,427)	¥ (281,000)	¥ (433,000)				$ (3,427)	¥ (281,000)	¥ (433,000)